UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21629

SPECIAL VALUE EXPANSION FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE EXPANSION FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: SEPTEMBER 30, 2012

Date of reporting period: DECEMBER 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments

December 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (51.69%)
Bank Debt (40.72%) (1)
Aerospace Product and Parts Manufacturing (0.38%)
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%,
2% LIBOR Floor, due 3/26/14	$ 145,325	$ 114,534	0.04%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14	$ 1,223,849	924,465	0.32%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14	$ 75,680	57,167	0.02%
Total Aerospace Product and Parts Manufacturing		1,096,166

Alumina and Aluminum Production and Processing (5.91%)
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14 (2), (3)	$ 26,706,071	12,818,914	4.46%
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13 (2), (3)	$ 530,175	530,175	0.19%
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13 (2), (3)	$ 33,412	-	-
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13 (2), (3)	$ 3,603,724	3,603,724	1.26%
Total Alumina and Aluminum Production and Processing		16,952,813

Business Support Services (3.94%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$ 11,092,030	11,297,233	3.94%

Communications Equipment Manufacturing (4.22%)
Dialogic Corporation, Bridge Term Loan, 20%, due 3/31/14	$ 123,294	111,581	0.04%
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, 2% LIBOR Floor, due 9/30/13	$ 12,445,548	11,978,840	4.18%
Total Communications Equipment Manufacturing		12,090,421

Electric Power Generation, Transmission, and Distribution (0.01%)
La Paloma Generating Company, Residual Bank Debt Claim (7)	$ 931,258	26,168	0.01%

Electronic Shopping and Mail-Order Houses (1.74%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$ 4,894,152	4,993,634	1.74%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (1.15%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor,
due 10/1/13	$ 199,632	195,640	0.07%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$ 3,169,996	3,106,596	1.08%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		3,302,236

Motion Picture and Video Industries (3.42%)
CKX Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$ 5,576,526	5,445,477	1.90%
CKX Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$ 4,461,220	4,351,921	1.52%
Total Motion Picture and Video Industries		9,797,398

Offices of Real Estate Agents and Brokers (0.18%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$ 509,084	510,993	0.18%

Other Financial Investment Activities (1.29%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$ 11,398,310	3,685,450	1.29%

Plastics Product Manufacturing (4.00%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13 (2)	$ 10,530,944	3,885,918	1.36%
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13 (2)	$ 7,575,944	7,575,944	2.64%
Total Plastics Product Manufacturing		11,461,862

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Continued)

December 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Debt Investments (continued)
Radio and Television Broadcasting (4.68%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	$ 1,560,474	$ 1,523,022	0.53%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	$ 9,460,754	9,602,666	3.35%
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	$ 3,168,917	2,300,633	0.80%
Total Radio and Television Broadcasting		13,426,321

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.39%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash +2% PIK,
1.5% LIBOR Floor, due 11/27/16	$ 1,112,056	1,106,495	0.39%

Scheduled Air Transportation (2.10%)
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16 (2)	$ 2,707,596	2,955,342	1.03%
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16 (2)	$ 2,775,411	3,059,891	1.07%
Total Scheduled Air Transportation		6,015,233

Semiconductor and Other Electronic Component Manufacturing (5.22%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$ 13,667,282	13,462,273	4.70%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$ 1,489,854	1,489,854	0.52%
Total Semiconductor and Other Electronic Component Manufacturing		14,952,127

Wired Telecommunications Carriers (2.09%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%,
due 8/9/15 - (Bulgaria) (4)	€ 119,585	106,946	0.04%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor,
due 4/15/15	$ 2,564,429	2,184,039	0.76%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%,
due 8/9/16 - (Netherlands) (4)	€ 1,477,562	1,249,582	0.44%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17 - (Netherlands) (4), (7)	€ 3,129,744	2,435,905	0.85%
Total Wired Telecommunications Carriers		5,976,472

Total Bank Debt (Cost $137,591,990)		116,691,022

Other Corporate Debt Securities (10.97%)
Aerospace Product and Parts Manufacturing (0.16%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$ 1,564,000	294,553	0.10%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$ 889,000	167,428	0.06%
Total Aerospace Product and Parts Manufacturing		461,981

Data Processing, Hosting, and Related Services (0.99%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$ 3,018,000	2,824,214	0.99%

Full-Service Restaurants (1.02%)
Landry's Restaurant, Inc., Senior Secured Notes, 11.625%, due 12/1/15 (5)	$ 2,739,000	2,912,981	1.02%

Gambling Industries (2.19%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$ 9,210,000	6,308,850	2.19%

Home Furnishings Stores (0.06%)
Linens 'n Things, Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (7)	$ 2,782,000	180,830	0.06%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Continued)

December 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Principal Amount		Fair	Cash and
Investment	or Shares	Value	Investments
Debt Investments (continued)
Metal and Mineral (except Petroleum) Merchant Wholesalers (1.95%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$ 6,320,000	$ 5,624,800	1.95%

Oil and Gas Extraction (1.63%)
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16 (5)	$ 5,320,000	4,687,985	1.63%

Plastics Product Manufacturing (0.03%)
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09 (5), (7)	$ 6,973,000	97,622	0.03%

Wired Telecommunications Carriers (2.94%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$ 7,280,000	7,462,000	2.60%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17 - (Netherlands) (4), (5), (7)	€ 14,859,062	962,942	0.34%
Total Wired Telecommunications Carriers		8,424,942
Total Other Corporate Debt Securities (Cost $62,426,783)		31,524,205

Total Debt Investments (Cost $200,018,773)		148,215,227

Equity Securities (33.81%)
Activities Related to Credit Intermediation (12.25%)
Online Resources Corporation, Common Stock (2), (6), (7)	549,555	1,329,923	0.46%
Online Resources Corporation, Series A-1 Convertible Preferred Stock (2), (5), (6), (7)	22,255,193	33,761,128	11.79%
Total Activities Related to Credit Intermediation		35,091,051

Alumina and Aluminum Production and Processing (0.29%)
Revere Holdings, Inc., Class A Common Shares (2), (3), (5), (7)	910	-	-
Revere Holdings, Inc., Class B Common Shares (2), (3), (5), (7)	2,060	-	-
Revere Leasing, LLC, Class A Units (2), (3), (5), (7)	910	250,068	0.09%
Revere Leasing, LLC, Class B Units (2), (3), (5), (7)	2,060	566,587	0.20%
Total Alumina and Aluminum Production and Processing		816,655

Basic Chemical Manufacturing (0.00%)
Hawkeye Renewables, LLC, Class C Units (5), (7)	156	1,716	-

Business Support Services (0.34%)
STG-Fairway Holdings, LLC, Class A Units (5), (7)	47,381	983,781	0.34%

Communications Equipment Manufacturing (7.90%)
Dialogic, Inc., Common Stock (5), (7)	607,388	728,866	0.25%
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares - (Luxembourg) (2), (4), (5), (6), (7)	116,474	6,551,510	2.30%
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates - (Luxembourg) (2), (4), (5), (6)	11,530,912	15,341,988	5.35%
Total Communications Equipment Manufacturing		22,622,364

Data Processing, Hosting, and Related Services (0.82%)
GXS Holdings, Inc., Common Stock (5), (7)	490,407	49	-
GXS Holdings, Inc., Series A Preferred Stock (5), (7)	9,299	2,341,601	0.82%
Total Data Processing, Hosting, and Related Services		2,341,650

Depository Credit Intermediation (0.13%)
Doral Financial Corporation, Common Stock (7)	401,799	384,120	0.13%

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Continued)

December 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments
Equity Securities (continued)
Electric Power Generation, Transmission and Distribution (0.28%)
Mach Gen, LLC, Common Units (5), (7)	9,740	$ 803,550	0.28%

Electronic Shopping and Mail-Order Houses (0.15%)
Shop Holding, LLC, Class A Units (5), (7)	174,754	328,966	0.11%
Shop Holding, LLC, Warrants to Purchase Class A Units (5), (7)	116,502	102,821	0.04%
Total Electronic Shopping and Mail-Order Houses		431,787

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (5), (7)	23	10,822	-

Oil and Gas Extraction (0.29%)
Woodbine Acquisition Corporation, Warrants to Purchase Common Stock (5), (7)	5,320	844,816	0.29%

Other Amusement and Recreation Industries (0.01%)
Bally Total Fitness Holding Corporation, Common Stock (5), (7)	1,785	19,456	0.01%
Bally Total Fitness Holding Corporation, Warrants (5), (7)	3,218	15,446	-
Total Other Amusement and Recreation Industries		34,902

Other Electrical Equipment and Component Manufacturing (1.57%)
EPMC HoldCo, LLC, Membership Units (2), (5), (6)	854,400	3,426,144	1.20%
GSI Group, Inc., Common Stock (5), (7)	104,174	1,065,700	0.37%
Total Other Electrical Equipment and Component Manufacturing		4,491,844

Plastics Product Manufacturing (0.00%)
WinCup, Inc., Common Stock (2), (5), (6), (7)	31,020,365	-	0.00%

Radio and Television Broadcasting (0.69%)
Encompass Digital Media Group, Inc., Common Stock (5), (7)	105,698	1,976,553	0.69%
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (5), (7)	1,503,575	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (5), (7)	475,933	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (5), (7)	518,563	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (5), (7)	297,228	-	-
Total Radio and Television Broadcasting		1,976,553

Scheduled Air Transportation (0.92%)
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company) (2), (5), (6)	132	1,340,668	0.47%
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company) (2), (5), (6)	128	1,299,830	0.45%
Total Scheduled Air Transportation		2,640,498

Semiconductor and Other Electronic Component Manufacturing (0.72%)
TPG Hattrick Holdco, LLC, Common Units (5), (7)	1,934,209	2,069,604	0.72%

Wired Telecommunications Carriers (7.45%)
Hawaiian Telcom Holdco, Inc., Common Stock (7)	77,590	1,194,886	0.42%
Integra Telecom, Inc., Common Stock (5), (7)	4,777,651	20,110,050	7.02%
Integra Telecom, Inc., Warrants (5), (7)	1,300,529	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (4), (5), (7)	1,779,000	23,058	0.01%
Total Wired Telecommunications Carriers		21,327,994

Total Equity Securities (Cost $139,891,083)		96,873,707

Total Investments (Cost $339,909,856) (8)		245,088,934

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Continued)

December 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments
Cash and Cash Equivalents (14.47%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.05%,
Collateralized by FHLB Discount Note	$11,428,933	$11,428,933	3.99%
General Electric Capital Corporation, Commercial Paper, 0.02%, due 1/24/12	$2,999,962	2,999,960	1.05%
General Electric Capital Corporation, Commercial Paper, 0.03%, due 2/3/12	$9,999,725	9,999,717	3.50%
Union Bank of California, Commercial Paper, 0.06%, due 1/6/12	$12,999,892	12,999,870	4.54%
Cash Denominated in Foreign Currencies	€3,056,754	3,961,859	1.37%
Cash Held on Account at Various Institutions	$63,716	63,716	0.02%
Total Cash and Cash Equivalents		41,454,055
Total Cash and Investments		$286,542,989	100.00%

Notes to Statement of Investments

(1) Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities
Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2) Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).
Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended December 31, 2011 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period	Interest & Dividends Earned
EPMC HoldCo, LLC, Membership Units	$28,314,816	$-	$(15,821,347)	$3,426,144	$-
Gores I SF Luxembourg, S.àr.1., Company Ordinary Shares	5,019,390	-	-	6,551,510	-
Gores I SF Luxembourg, S.àr.1., Tracking Preferred Equity Certificates	16,126,784	-	-	15,341,988	2,416
Online Resources Corporation, Common Stock	2,440,024	-	-	1,329,923	-
Online Resources Corporation, Series A-1 Convertible Preferred Stock	33,494,066	-	-	33,761,128	-
Revere Industries, LLC, 1st Lien Rollover Term Loan, Prime + 5%, due 6/30/13	560,762	(228,100)	530,175	12,578
Revere Industries, LLC, 2nd Lien Letter of Credit, 3%, due 6/30/13	-	-	-	-	253
Revere Industries, LLC, 2nd Lien Term Loan, Prime + 2% PIK, due 6/30/13	2,152,771	1,083,747	-	3,603,724	88,666
Revere Holdings, Inc., Unsecured Subordinated Note, 5% PIK, due 6/30/14	8,827,142	1,628,963	-	12,818,914	337,078
Revere Holdings, Inc., Class A Common Shares	-	-	-	-	-
Revere Holdings, Inc., Class B Common Shares	-	-	-	-	-
Revere Leasing, LLC, Class A Units	267,184	-	(17,115)	250,068	-
Revere Leasing, LLC, Class B Units	605,364	-	(38,743)	566,587	-
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 10/1/13	9,292,701	1,238,243	-	3,885,918	262,705
United Air Lines, Inc., Aircraft Secured Mortgage (N659UA), 12%, due 3/28/16	-	3,207,332	(499,734)	2,955,341	83,539
United Air Lines, Inc., Aircraft Secured Mortgage (N661UA), 12%, due 5/4/16	-	3,186,492	(411,080)	3,059,891	84,563
United N659UA-767, LLC (N659UA) (Aircraft Trust Holding Company)	-	1,251,318	(331,370)	1,340,668	-
United N661UA-767, LLC (N661UA) (Aircraft Trust Holding Company)	-	1,246,774	(325,630)	1,299,830	-
WinCup, Inc., Common Stock	7,388,302	-	-	-	-
WinCup, Inc., 2nd Lien Term Loan C-2, LIBOR + 14.5% PIK, due 4/1/13	3,546,835	4,029,108	-	7,575,944	281,701

Note to Schedule of Changes in Investments in Affiliates:

(1) The issuers of the investments listed on this schedule are considered affiliates under the Investment Company Act of
1940 due to the ownership by the Registrant of 5% or more of the issuer's voting securities.

(3) Issuer is a controlled company.

(4) Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(5) Restricted security.

(6) Investment is not a controlling position.

(7) Non-income producing security.

(8) Includes investments with an aggregate fair value of $4,242,904 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $13,738,389 and $31,260,905, respectively.
Aggregate purchases include investment assets received as payment in kind. Aggregate sales include principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $341,756,373. Net unrealized depreciation aggregated $95,559,476, of which $37,501,199 related to appreciated investments and $133,060,675 related to depreciated investments.

The total value of restricted securities and bank debt as of December 31, 2011 was $226,779,330, or 79.14% of total cash and investments of the Registrant.

Options and swaps at December 31, 2011 were as follows:

Instrument	Contracts or Notional Amount	Fair Value
Call Options on Light Crude Oil Futures, $110, Expiring 1/17/12	60	$21,600
Call Options on Light Crude Oil Futures, $110, Expiring 11/13/12	138	$988,080
Call Options Written on Light Crude Oil Futures, $150, Expiring 1/17/12	30	$(300)
Call Options Written on Light Crude Oil Futures, $150, Expiring 11/13/12	138	$(191,820)
Euro/US Dollar Cross-Currency Basis Swap, Pay Euros / Receive USD, Expiring 5/17/12	$6,560,548	$290,404

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At December 31, 2011, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$ -	$ 6,308,850	$ 4,703,494
2	Other observable market inputs*	8,833,176	24,154,792	-
3	Independent third-party pricing sources that employ significant unobservable inputs	105,811,649	962,941	86,050,048
3	Internal valuations with significant unobservable inputs	2,046,197	97,622	6,120,165
Total		$ 116,691,022	$ 31,524,205	$ 96,873,707

* E.g., quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended December 31, 2011 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$106,576,273	$4,445,487	$84,512,317
Net realized and unrealized gains (losses)	1,850,610	(31,650)	1,496,098
Acquisitions	11,547,973	-	238,732
Dispositions	(14,163,207)	(3,450,896)	(197,099)
Ending balance	$105,811,649	$962,941	$86,050,048
Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$1,602,398	$(31,650)	$1,496,098

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$2,275,436	$97,622	$5,256,122
Net realized and unrealized gains (losses)	-	-	23,786
Acquisitions	29,448	-	851,427
Dispositions	(258,687)	-	(11,170)
Ending balance	$2,046,197	$97,622	$6,120,165
Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(6,353)	$-	$23,786

During the three months ended December 31, 2011, one investment with a beginning of period fair value of $1,081,605 transferred from Level 2 to Level 1 following commencement of active trading on a national exchange.

Acquisition date and cost of restricted securities of unaffiliated issuers held at December 31, 2011 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$ 13,312,308
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
Dialogic, Inc., Common Stock	9/28/06	2,967,357
Encompass Digital Media Group, Inc., Common Stock	1/15/10	507,834
GSI Group, Inc., Common Stock	7/23/10	545,367
GXS Holdings, Inc., Common Stock	3/28/08	681,620
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	27,265
Hawkeye Renewables, LLC, Class C Units	6/18/10	1,138,128
Integra Telecom, Inc., Common Stock	11/19/09	31,056,377
Integra Telecom, Inc., Warrants	11/19/09	72,344
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	7,123,990
Landry's Restaurants, Inc., Senior Secured Notes, 11.625%, due 12/1/15	5/10/10	2,695,916
Mach Gen, LLC, Common Units	Var. 2005 & 2008	4,628,644
NEF Kamchia Co-Investment Fund, LP Interest	7/30/07	2,439,543
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17	8/27/07	18,941,830
Precision Holdings, LLC, Class C Membership Interests	9/30/10	962
Radnor Holdings, Senior Secured Tranche C Floating Rate Notes, LIBOR + 7.25%,
due 9/15/09	4/4/06	6,588,684
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	4/11/11	49,194
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	4/11/11	64,521
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	4/11/11	315,267
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	4/11/11	62,961
Shop Holding, LLC, Class A Units	6/2/11	164,961
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	648,485
TPG Hattrick Holdco, LLC, Common Units	4/21/06 & 9/30/10	2,074,960
Woodbine Acquisition Corporation, Senior Secured Notes, 12%, due 5/15/16	Various 2011	5,312,516

ITEM 2.         CONTROLS AND PROCEDURES.

(a)                The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)               There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.         EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark K. Holdsworth

Name: Mark K. Holdsworth

Title: Chief Executive Officer

Date: February 29, 2012

By: /s/ Paul L. Davis

Name: Paul L. Davis

Title: Chief Financial Officer

Date: February 29, 2012